Debt and Capital Structure - Committed Credit Facilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Aug. 18, 2021	Jan. 01, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Long-Term Debt	$ 12,385			$ 7,441
Committed credit facilities
Disclosure of detailed information about borrowings [line items]
Committed credit facilities, maximum borrowing capacity		$ 6,000
Committed credit facilities, cancelled		8,500
Committed credit facilities | The Arrangement
Disclosure of detailed information about borrowings [line items]
Committed credit facilities, maximum borrowing capacity			$ 4,000
Long-Term Debt			$ 350
Committed Credit Facilities, Maturing August 18, 2024
Disclosure of detailed information about borrowings [line items]
Committed credit facilities, maximum borrowing capacity		2,000
Committed Credit Facilities, Maturing August 18, 2025
Disclosure of detailed information about borrowings [line items]
Committed credit facilities, maximum borrowing capacity		$ 4,000